INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2022	2021
Cost:

Know-how and patents	$3,230	$3,397
Technology	6,337	6,487
Customer relationships	1,046	1,093

	10,613	10,977
Accumulated amortization:

Know-how and patents	3,211	3,372
Technology	5,307	4,490
Customer relationships	953	929

	9,471	8,791

Intangible assets, net	$1,142	$2,186

b.	Amortization expenses related to intangible assets amounted to $948, $973 and $778 for the years ended December 31, 2022, 2021 and 2020, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2023	$463
2024	326
2025	318
2026	32
2027	3

$1,142